Post-employment benefits (Tables)	12 Months Ended
Dec. 31, 2018
Text block1 [abstract]
Summary of Main Assumptions Used in Actuarial Valuation of Retirement Plans

The main demographic assumptions comprise: mortality table and turnover of active participants and the main financial assumptions include: discount rate, future salary increases, growth of plan benefits and inflation.

	12/31/2018	12/31/2017	12/31/2016
Discount rate (1)	9.72% p.a.	9.98% p.a.	10.24% a.a.
Mortality table (2)	AT-2000	AT-2000	AT-2000
Turnover	Itaú Experience 2008/2010 (3)	Itaú Experience 2008/2010	Exp.Itaú 2008/2010
Future salary growth	4.00% to 7.12 % p.a.	5.04% to 7.12 % p.a.	5.04% to 7.12% p.a.
Growth of the pension fund benefits	4.00 % p.a.	4.00 % p.a.	4.00% p.a.
Inflation	4.00 % p.a.	4.00 % p.a.	4.00% p.a.
Actuarial method	Projected Unit Credit	Projected Unit Credit	Cred.Unit.Projet.

(1)

Determined based on market yield related to National Treasury Notes (NTN-B) and compatible with the economic scenario observed on the balance sheet closing date, considering the volatility of interest market and models used.

(2)	Correspond to those disclosed by SOA – Society of Actuaries, that reflect a 10% increase in the probabilities of survival regarding the respective basic tables.
(3)	Updated to the new expectation of mass behavior.

Summary of Allocation of Assets by Category Segmented into Quoted and Not Quoted in Active Market

Below is a table with the allocation of assets by category, segmented into Quoted in an Active Market and Not Quoted in an Active Market:

	Fair value			% Allocation
Types	12/31/2018	12/31/2017	12/31/2016	12/31/2018	12/31/2017	12/31/2016
Fixed income securities	18,065	16,851	15,134	96.05%	95.81%	91.61%
Quoted in an active market	17,775	16,281	14,751	94.51%	92.57%	89.29%
Non quoted in an active market	290	570	383	1.54%	3.24%	2.32%
Variable income securities	24	19	685	0.13%	0.11%	4.15%
Quoted in an active market	18	15	681	0.09%	0.09%	4.12%
Non quoted in an active market	6	4	4	0.04%	0.02%	0.03%
Structured investments	59	24	9	0.31%	0.14%	0.05%
Quoted in an active market	1	1	1	0.01%	0.01%	0.01%
Non quoted in an active market	58	23	8	0.30%	0.13%	0.04%
Real estate	578	615	623	3.07%	3.49%	3.77%
Loans to participants	82	79	69	0.44%	0.45%	0.42%

Total	18,808	17,588	16,520	100.00%	100.00%	100.00%

Summary of Calculation of Net Amount Recognized in Balance Sheet, Corresponding to Defined Benefit Plan

Following is the calculation of the net amount recognized in the balance sheet, corresponding to the defined benefit plan:

	12/31/2018
	BD and CV Plans	CD Plans	Other post- employment benefits	Total
1 - Net assets of the plans	18,808	1,604	0	20,412
2 - Actuarial liabilities	(15,493)	0	(282)	(15,775)

3 - Asset restriction (*)	(3,664)	(939)	0	(4,603)

4 - Net amount recognized in the balance sheet (1+2+3)	(349)	665	(282)	34

Amount recognized in Assets (Note 18a)	66	665	0	731
Amount recognized in Liabilities (Note 18b)	(415)	0	(282)	(697)

	12/31/2017
	BD and CV Plans	CD Plans	Other post- employment benefits	Total
1 - Net assets of the plans	17,588	1,634	—	19,222
2 - Actuarial liabilities	(14,491)	—	(257)	(14,748)

3 - Asset restriction (*)	(3,217)	(912)	—	(4,129)

4 - Net amount recognized in the balance sheet (1+2+3)	(120)	722	(257)	345

Amount recognized in Assets (Note 18a)	345	722	—	1,067
Amount recognized in Liabilities (Note 18b)	(465)	—	(257)	(722)

	12/31/2016
	BD and CV Plans	CD Plans	Other post- employment benefits	Total
1 - Net assets of the plans	16,520	1,287	—	17,807
2 - Actuarial liabilities	(13,723)	—	(221)	(13,944)

3 - Asset restriction (*)	(3,008)	(491)	—	(3,499)

4 - Net amount recognized in the balance sheet (1+2+3)	(211)	796	(221)	364

Amount recognized in Assets (Note 18a)	317	796	—	1,113
Amount recognized in Liabilities (Note 18b)	(528)	—	(221)	(749)

(*)	Corresponds to the excess of the present value of the available economic benefit, in conformity with paragraph 58 of IAS 19.

Summary of Change in Net Amount Recognized in Balance Sheet
f)	Change in the net amount recognized in the balance sheet

	12/31/2018
	BD and CV plans				CD plans			Ohter post- employment benefit	Total
	Net assets	Actuarial liabilities	Asset ceiling	Recognized amount	Pension plan fund	Asset ceiling	Recognized amount	Liabilities	Recognized amount
Amounts at the beginning of the period	17,588	(14,491)	(3,217)	(120)	1,634	(912)	722	(257)	345
Amounts recognized in income (loss) (1+2+3)	1,700	(1,454)	(321)	(75)	157	(90)	67	(25)	(33)
1 - Cost of current service	0	(69)	0	(69)	0	0	0	0	(69)
2 - Cost of past service	0	0	0	0	0	0	0	0	0
3 - Net interest (1)	1,700	(1,385)	(321)	(6)	157	(90)	67	(25)	36
Amounts recognized in stockholders’ equity (4+5+6)	580	(688)	(126)	(234)	(102)	63	(39)	(19)	(292)
4 - Effects on asset ceiling	0	0	(126)	(126)	0	63	63	0	(63)
5 - Remeasurements (2) (3)	566	(683)	0	(117)	(102)	0	(102)	(19)	(238)
6 - Exchange variation	14	(5)	0	9	0	0	0	0	9
Other (7+8+9+10)	(1,060)	1,140	0	80	(85)	0	(85)	19	14
7 - Receipt by allocation of funds (4)	0	0	0	0	0	0	0	0	0
8 - Benefits paid	(1,140)	1,140	0	0	0	0	0	19	19
9 - Contributions from sponsor	69	0	0	69	(85)	0	(85)	0	(16)
10 - Contributions from parcipants	11	0	0	11	0	0	0	0	11

Amounts end of the period	18,808	(15,493)	(3,664)	(349)	1,604	(939)	665	(282)	34

	12/31/2017
	BD and CV plans				CD plans			Ohter post- employment benefit	Total
	Net assets	Actuarial liabilities	Asset ceiling	Recognized amount	Pension plan fund	Asset ceiling	Recognized amount	Liabilities	Recognized amount
Amounts at the beginning of the period	16,520	(13,723)	(3,008)	(211)	1,287	(491)	796	(221)	364
Amounts recognized in income (loss) (1+2+3)	1,639	(1,416)	(307)	(84)	126	(50)	76	(22)	(30)
1 - Cost of current service	—	(69)	—	(69)	—	—	—	—	(69)
2 - Cost of past service	—	—	—	—	—	—	—	—	—
3 - Net interest (1)	1,639	(1,347)	(307)	(15)	126	(50)	76	(22)	39
Amounts recognized in stockholders’ equity (4+5+6)	487	(493)	98	92	324	(371)	(47)	(28)	17
4 - Effects on asset ceiling	—	—	97	97	(15)	(371)	(386)	—	(289)
5 - Remeasurements (2) (3)	485	(487)	1	(1)	339	—	339	(28)	310
6 - Exchange variation	2	(6)	—	(4)	—	—	—	—	(4)
Other (7+8+9+10)	(1,058)	1,141	—	83	(103)	—	(103)	14	(6)
7 - Receipt by allocation of funds (4)	—	—	—	—	(12)	—	(12)	—	(12)
8 - Benefits paid	(1,141)	1,141	—	—	—	—	—	14	14
9 - Contributions from sponsor	71	—	—	71	(91)	—	(91)	—	(20)
10 - Contributions from parcipants	12	—	—	12	—	—	—	—	12

Amounts end of the period	17,588	(14,491)	(3,217)	(120)	1,634	(912)	722	(257)	345

	12/31/2016
	BD and CV plans				CD plans			Ohter post- employment benefit	Total
	Net assets	Actuarial liabilities	Asset ceiling	Recognized amount	Pension plan fund	Asset ceiling	Recognized amount	Liabilities	Recognized amount
Amounts at the beginning of the period	13,633	(11,587)	(2,134)	(88)	2,229	(270)	1,959	(179)	1,692
Amounts recognized in income (loss) (1+2+3)	1,483	(1,317)	(241)	(75)	269	(30)	239	(19)	145
1 - Cost of current service	—	(62)	—	(62)	—	—	—	—	(62)
2 - Cost of past service	—	—	—	—	—	—	—	—	—
3 - Net interest (1)	1,483	(1,255)	(241)	(13)	269	(30)	239	(19)	207
Amounts recognized in stockholders’ equity (4+5+6)	2,300	(1,672)	(633)	(5)	(817)	(191)	(1,008)	(36)	(1,049)
4 - Effects on asset ceiling	—	—	(633)	(633)	(1,053)	(191)	(1,244)	—	(1,877)
5 - Remeasurements (2) (3)	2,308	(1,715)	—	593	236	—	236	(36)	793
6 - Exchange variation	(8)	43	—	35	—	—	—	—	35
Other (7+8+9+10)	(896)	853	—	(43)	(394)	—	(394)	13	(424)
7 - Receipt by allocation of funds (4)	—	—	—	—	(515)	—	(515)	—	(515)
8 - Benefits paid	(1,060)	1,060	—	—	—	—	—	13	13
9 - Contributions from sponsor	149	—	—	149	121	—	121	—	270
10 - Contributions from parcipants	15	—	—	15	—	—	—	—	15
11 - Balance arising from the CorpBanca acquisition (Note 3)	—	(207)	—	(207)	—	—	—	—	(207)

Amounts end of the period	16,520	(13,723)	(3,008)	(211)	1,287	(491)	796	(221)	364

(1)

Corresponds to the amount calculated at 01/01/2018 based on the beginning amount (Net Assets, Actuarial Liabilities and Restriction of Assets), taking into account the estimated amount of payments/ receipts of benefits/ contributions, multiplied by the discount rate of 9.98% p.a.(at 01/01/2017 the rate used was 10.24% p.a.);

(2)	Remeasurements recorded in net assets and asset ceiling correspond to the income earned above/below the expected return rate;
(3)	The actual return on assets amounted to R$ 2,266 (R$ 2,124 at 12/31/2017).
(4)	Refers to distribution of excess pension fund from Itaubanco CD Plan.

Summary of Defined Benefit Contribution
g)	Defined benefit contribution

	Estimated contribution	Contributions made
	2019	01/01 to 12/31/2018	01/01 to 12/31/2017	01/01 to 12/31/2016
Pension plan - FIU	47	58	58	78
Pension plan - FUNBEP	10	11	14	71

Total	57	69	72	149

Summary of Maturity Profile of Defined Benefit Liabilities
h)	Maturity profile of defined benefit liabilities

	Duration (*)	2019	2020	2021	2022	2023	2024 to 2028
Pension plan - FIU	10.88	799	824	859	894	929	5,184
Pension plan - FUNBEP	10.09	370	387	404	420	435	2,362
Other post-employment benefits	12.02	17	18	19	20	21	127

Total		1,186	1,229	1,282	1,334	1,385	7,673

(*)	Average duration of plan´s actuarial liabilities.

Summary of Sensitivity of Defined Benefit Obligation

The results obtained are shown in the table below:

	BD and CV pension plans			Other post-employment benefits
Main assumptions	Present value of liability	Income	Stockholders’ equity (*)	Present value of liability	Income	Stockholders’ equity (*)
Interest rate
Increase by 0,5%	(718)	—	76	(15)	—	(15)
Decrease by 0,5%	782	—	(250)	17	—	17
Mortality rate
Increase by 5%	(160)	—	45	(6)	—	(6)
Decrease by 5%	167	—	(48)	7	—	7
Medical inflation
Increase by 1%	—	—	—	33	—	33
Decrease by 1%	—	—	—	(28)	—	(28)

(*)	Net of effects of asset ceiling